Summary of Significant Accounting Policies (Tables)	3 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss
The following table provides a reconciliation of the changes in the allowance for credit losses for fiscal years 2026, 2025 and 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Beginning balance	$46	$40	$41
Provision charged to expense	28	21	22
Deductions	(48)	(15)	(23)
Ending balance	$26	$46	$40

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table sets forth potentially dilutive securities that were excluded from the diluted loss per share calculation because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the periods. There were no equity awards and no dilutive equity instruments of the Company outstanding prior to the IPO.

Fiscal Year
(in thousands of common stock equivalent shares)	2026
Options	—
RSUs	573
PSUs	21
ESPP	4
Total	598
The following table sets forth potentially dilutive securities that were excluded from the diluted earnings per share calculation because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period. There were no equity awards and no dilutive equity instruments of the Company outstanding prior to the IPO.

Three Months Ended
(in thousands of common stock equivalent shares)	July 31, 2026
RSUs	5,419
PSUs	293
ESPP	62
Total	5,774